Inventories - Summary of Provision Recorded for Adjustment to Realizable Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [line items]
Beginning balance	$ 0.9
Ending balance	4.4	$ 0.9
Aircraft [member]
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [line items]
Beginning balance	(0.9)	(7.7)	$ (17.2)
Additions	(17.3)	(5.2)	(8.8)
Disposals	14.6	11.2	18.3
Assets held for sale	(0.8)	0.8
Ending balance	$ (4.4)	$ (0.9)	$ (7.7)